HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.1%
	AEROSPACE & DEFENSE - 1.8%
106	General Dynamics Corporation	$ 36,560
324	National Presto Industries, Inc.	34,658
60	Northrop Grumman Corporation	35,007
		106,225
	APPAREL & TEXTILE PRODUCTS - 1.8%
4,608	Figs, Inc., Class A(a)	34,376
1,825	Levi Strauss & Company, Class A	37,011
331	Tapestry, Inc.	36,350
		107,737
	ASSET MANAGEMENT - 1.6%
991	Acadian Asset Management, Inc.	47,667
2,091	Franklin Resources, Inc.	47,278
		94,945
	AUTOMOTIVE - 0.6%
545	General Motors Company	37,654

	BANKING - 5.6%
783	1st Source Corporation	46,542
2,202	Alerus Financial Corporation	46,506
1,687	Amalgamated Financial Corporation	45,988
484	Citigroup, Inc.	48,996
2,739	Eagle Bancorp, Inc.	45,878
1,766	Hanmi Financial Corporation	46,622
990	US Bancorp	46,213
		326,745
	BEVERAGES - 0.4%
1,037	MGP Ingredients, Inc.	25,095

	BIOTECH & PHARMA - 4.9%
724	ACADIA Pharmaceuticals, Inc.(a)	16,435
34	Alnylam Pharmaceuticals, Inc.(a)	15,505
3,657	Arbutus Biopharma Corporation(a)	17,298
325	Avidity Biosciences, Inc.(a)	22,701
931	Bicara Therapeutics, Inc.(a)	15,129

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	BIOTECH & PHARMA - 4.9% (Continued)
240	Halozyme Therapeutics, Inc.(a)	$ 15,646
252	Jazz Pharmaceuticals plc(a)	34,684
4,128	SIGA Technologies, Inc.	34,180
468	Twist Bioscience Corporation(a)	15,393
38	United Therapeutics Corporation(a)	16,926
841	UroGen Pharma Ltd.(a)	17,215
38	Vertex Pharmaceuticals, Inc.(a)	16,172
2,667	Vir Biotechnology, Inc.(a)	15,895
239	Zoetis, Inc.	34,438
		287,617
	CABLE & SATELLITE - 1.0%
185	Cable One, Inc.	27,482
1,400	Sirius XM Holdings, Inc.	30,366
		57,848
	CHEMICALS - 3.2%
1,559	AdvanSix, Inc.	28,982
2,226	Chemours Company (The)	29,806
386	DuPont de Nemours, Inc.	31,517
509	HB Fuller Company	29,201
94	Sherwin-Williams Company (The)	32,424
1,125	Valvoline, Inc.(a)	37,137
		189,067
	COMMERCIAL SUPPORT SERVICES - 1.2%
1,647	AMN Healthcare Services, Inc.(a)	32,429
462	UL Solutions, Inc., Class A	35,976
		68,405
	CONSTRUCTION MATERIALS - 0.2%
660	MDU Resources Group, Inc.	12,659

	DATA CENTER REIT - 0.8%
55	Equinix, Inc.	46,531

	ELECTRIC UTILITIES - 1.3%
195	ALLETE, Inc.	13,129

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	ELECTRIC UTILITIES - 1.3% (Continued)
190	Alliant Energy Corporation	$ 12,696
335	Avista Corporation	12,747
97	IDACORP, Inc.	12,515
804	PG&E Corporation	12,832
285	Portland General Electric Company	13,019
		76,938
	ELECTRICAL EQUIPMENT - 2.0%
806	Atmus Filtration Technologies, Inc.	36,657
361	nVent Electric PLC	41,280
402	Otis Worldwide Corporation	37,290
		115,227
	ENGINEERING & CONSTRUCTION - 0.7%
533	Exponent, Inc.	37,742

	ENTERTAINMENT CONTENT - 0.5%
4,012	Reservoir Media, Inc.(a)	30,491

	FOOD - 0.8%
763	BellRing Brands, Inc.(a)	22,989
673	Tootsie Roll Industries, Inc.	23,750
		46,739
	GAS & WATER UTILITIES - 0.4%
218	Middlesex Water Company	12,528
160	Southwest Gas Holdings, Inc.	12,720
		25,248
	HEALTH CARE FACILITIES & SERVICES - 3.6%
3,719	AdaptHealth Corporation(a)	33,434
3,947	Brookdale Senior Living, Inc.(a)	36,589
1,023	Centene Corporation(a)	36,184
103	Elevance Health, Inc.	32,672
271	GeneDx Holdings Corporation(a)	37,102
2,251	SI-BONE, Inc.(a)	33,382
		209,363

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	HEALTH CARE REIT - 0.8%
656	Ventas, Inc.	$ 48,405

	HOME & OFFICE PRODUCTS - 0.6%
2,118	MillerKnoll, Inc.	33,083

	HOME CONSTRUCTION - 1.2%
1,314	Interface, Inc.	32,719
627	Taylor Morrison Home Corporation(a)	37,162
		69,881
	HOTEL REIT - 0.8%
6,620	RLJ Lodging Trust	45,016

	HOUSEHOLD PRODUCTS - 1.8%
217	Clorox Company (The)	24,404
6,096	Coty, Inc., Class A(a)	24,201
1,857	Helen of Troy Ltd.(a)	34,596
22,940	Olaplex Holdings, Inc.(a)	23,858
		107,059
	INDUSTRIAL SUPPORT SERVICES - 0.5%
1,060	Global Industrials, Co.	30,125

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
541	Nasdaq, Inc.	46,250

	INSURANCE - 7.3%
1,152	AMERISAFE, Inc.	46,172
1,149	Employers Holdings, Inc.	43,811
1,063	Horace Mann Educators Corporation	47,527
481	Jackson Financial, Inc., Class A	48,490
1,196	Lincoln National Corporation	50,232
600	Principal Financial Group, Inc.	50,423
218	Progressive Corporation (The)	44,908
1,091	Trupanion, Inc.(a)	43,629

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	INSURANCE - 7.3% (Continued)
650	Voya Financial, Inc.	$ 48,399
		423,591
	INTERNET MEDIA & SERVICES - 1.3%
173	Expedia Group, Inc.	38,060
2,311	Upwork, Inc.(a)	36,837
		74,897
	LEISURE FACILITIES & SERVICES - 2.5%
1,045	Cracker Barrel Old Country Store, Inc.	35,217
667	Dutch Bros, Inc.(a)	37,045
3,037	Lindblad Expeditions Holdings, Inc.(a)	36,626
386	Planet Fitness, Inc., Class A(a)	35,006
		143,894
	MACHINERY - 3.1%
66	Curtiss-Wright Corporation	39,318
294	Federal Signal Corporation	34,701
1,426	Mueller Water Products, Inc., Class A - Series A	36,591
48	Parker-Hannifin Corporation	37,096
352	Veralto Corporation	34,735
		182,441
	MEDICAL EQUIPMENT & DEVICES - 2.3%
2,704	Ceribell, Inc.(a)	30,826
108	Insulet Corporation(a)	33,805
236	Masimo Corporation(a)	33,193
421	Merit Medical Systems, Inc.(a)	36,854
		134,678
	METALS & MINING - 1.5%
757	Freeport-McMoRan, Inc.	31,567
3,930	SunCoke Energy, Inc.	31,479
1,326	USA Rare Earth, Inc.(a)	25,791
		88,837
	OFFICE REIT - 0.8%
1,128	Kilroy Realty Corporation	47,658

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	OIL & GAS PRODUCERS - 3.0%
2,262	Kinder Morgan, Inc.	$ 59,242
298	Marathon Petroleum Corporation	58,083
1,375	Occidental Petroleum Corporation	56,650
		173,975
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
1,147	Solaris Oilfield Infrastructure, Inc.	61,055

	PUBLISHING & BROADCASTING - 0.5%
525	New York Times Company (The), Class A	29,920

	REAL ESTATE SERVICES - 0.7%
2,701	Cushman & Wakefield PLC(a)	42,406

	RENEWABLE ENERGY - 0.6%
1,775	Sunrun, Inc.(a)	36,849

	RESIDENTIAL REIT - 2.3%
775	Centerspace	45,919
750	Equity LifeStyle Properties, Inc.	45,788
175	Essex Property Trust, Inc.	44,060
		135,767
	RETAIL - CONSUMER STAPLES - 1.1%
1,353	Albertsons Companies, Inc., Class A	23,935
243	Five Below, Inc.(a)	38,216
		62,151
	RETAIL - DISCRETIONARY - 5.2%
538	Abercrombie & Fitch Company, Class A(a)	39,032
456	Best Buy Company, Inc.	37,456
168	Dick's Sporting Goods, Inc.	37,204
1,159	La-Z-Boy, Inc.	36,740
2,501	Sally Beauty Holdings, Inc.(a)	37,790
74	Ulta Beauty, Inc.(a)	38,471
1,144	Victoria's Secret & Company(a)	40,326

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	RETAIL - DISCRETIONARY - 5.2% (Continued)
200	Williams-Sonoma, Inc.	$ 38,868
		305,887
	RETAIL REIT - 0.8%
636	Regency Centers Corporation	43,852

	SEMICONDUCTORS - 2.3%
261	Advanced Micro Devices, Inc.(a)	66,848
1,534	Power Integrations, Inc.	64,259
		131,107
	SOFTWARE - 5.0%
5,097	Bumble, Inc., Class A(a)	28,288
2,107	Clear Secure, Inc., Class A	64,200
140	HubSpot, Inc.(a)	68,870
694	Life360, Inc.(a)	68,505
740	Workiva, Inc.(a)	62,907
		292,770
	STEEL - 1.3%
415	ATI, Inc.(a)	41,072
113	Reliance, Inc.	31,915
		72,987
	TECHNOLOGY HARDWARE - 5.6%
429	Arista Networks, Inc.(a)	67,648
1,822	Clearfield, Inc.(a)	64,317
1,026	Flex Ltd.(a)	64,146
4,955	NextNav, Inc.(a)	66,149
4,079	PagerDuty, Inc.(a)	65,509
		327,769
	TECHNOLOGY SERVICES - 6.8%
267	Accenture PLC, Class A	66,776
131	Automatic Data Processing, Inc.	34,099
417	CDW Corporation	66,457
705	Fidelity National Information Services, Inc.	44,077
605	Insight Enterprises, Inc.(a)	60,500
439	Parsons Corporation(a)	36,498

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	TECHNOLOGY SERVICES - 6.8% (Continued)
98	S&P Global, Inc.	$ 47,747
299	WEX, Inc.(a)	43,618
		399,772
	TELECOMMUNICATIONS - 0.7%
3,706	Lumen Technologies, Inc.(a)	38,098

	TRANSPORTATION & LOGISTICS - 3.6%
496	ArcBest Corporation	36,863
1,213	International Seaways, Inc.	62,142
224	JB Hunt Transport Services, Inc.	37,825
8,091	JetBlue Airways Corporation(a)	33,982
423	United Parcel Service, Inc., Class B	40,786
		211,598
	TRANSPORTATION EQUIPMENT - 1.8%
87	Cummins, Inc.	38,078
804	Greenbrier Companies, Inc. (The)	33,583
1,308	Trinity Industries, Inc.	35,800
		107,461

	TOTAL COMMON STOCKS (Cost $5,483,230)	5,851,515

	RIGHTS — 0.0%
	MEDICAL EQUIPMENT & DEVICES - 0.0%
71	Blueprint Medicines Corporation – CVR (Cost $-)(a),(b)	–

	TOTAL INVESTMENTS - 100.1% (Cost $5,483,230)	$ 5,851,515
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(4,197)
	NET ASSETS - 100.0%	$ 5,847,318

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Fair value was determined using significant unobservable inputs.